Liability for Employees Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Severance pay expenses amounted	$ 4,067	$ 3,340	$ 3,476
Matching contributions, percentage	6.00%
Contributions, description	For the year ended December 31, 2021 and 2020, the Company made 401(k) plan contributions of approximately $1,455, $877 and $774 , respectively.